SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
Schedule of Operating Segments
Revenues, gross profit and assets for the operating segments for the years 2013, 2012 and 2011 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2013

Revenues	$10,451	$15,496	$(44)	$25,903
Gross profit	$2,882	$2,149	$-	$5,031
Assets related to segment	$10,476	$8,711	$-	$19,187

2012

Revenues	$8,894	$15,915	$(306)	$24,503
Gross profit	$2,345	$2,723	$-	$5,068
Assets related to segment	$8,558	$9,491	$-	$18,049

2011

Revenues	$13,128	$21,332	$(1,026)	$33,434
Gross profit	$3,105	$3,405	$-	$6,510
Assets related to segment	$10,132	$9,869	$68	$20,069

Schedule of Geographic Information
The following presents total revenues and long-lived assets for the years 2013, 2012 and 2011 based on the location of customers:

	Year ended December 31,
	2013		2012		2011
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$529	$-	$493	$-	$1,514	$-
Far East	3,130	-	1,985	-	3,943	-
Europe	1,896	-	1,178	-	976	-
Israel and others	20,348	689	20,847	963	27,001	1,166

	$25,903	$689	$24,503	$963	$33,434	$1,166

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

Schedule of Major Customers
Major customer data as a percentage of total revenues:
	Year ended December 31,
	2013	2012	2011

Customer A (Supply Chain Segment)	13%	15%	10%